INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.  INTANGIBLE ASSETS

Intangible assets as of December 31, 2012 and 2013 were as follows:

	2012	2013
	RMB	RMB
Intangible assets
Intangible assets to be amortized
Non-compete agreements	11,479,610	11,479,610
Customer list	15,942,578	15,942,578
Supplier Relationship	9,700,000	27,780,000
Technology patent	9,240,000	9,240,000
Cross-border travel agency license	1,117,277	1,117,277
Others	—	790,000
Intangible assets not subject to amortization
Trade mark	290,715,235	314,329,235
Golf membership certificate	4,200,000	4,200,000
Others	8,736,321	8,785,287
	351,131,021	393,663,987
Less: accumulated amortization
Intangible assets to be amortized
Non-compete agreements	(9,183,688)	(11,479,610)
Customer list	(10,499,636)	(11,982,578)
Supplier Relationship	(1,455,000)	(3,178,333)
Technology patent	(7,392,000)	(9,240,000)
Cross-border travel agency license	(1,117,277)	(1,117,277)
Others	—	(13,167)
Intangible assets not subject to amortization
Trade mark	—	—
Golf membership certificate	—	—
Others	—	—
	(29,647,601)	(37,010,965)
Net book value
Intangible assets to be amortized
Non-compete agreements	2,295,922	—
Customer list	5,442,942	3,960,000
Supplier Relationship	8,245,000	24,601,667
Technology patent	1,848,000	—
Cross-border travel agency license	—	—
Others	—	776,833
Intangible assets not subject to amortization
Trade mark	290,715,235	314,329,235
Golf membership certificate	4,200,000	4,200,000
Others	8,736,321	8,785,287
	321,483,420	356,653,022

Amortization expense for the years ended December 31, 2011, 2012 and 2013 was approximately RMB8,445,950, RMB7,736,767 and RMB7,363,364 respectively.

The annual estimated amortization expense for intangible assets subject to amortization for the five succeeding years is as follows:

Amortization
RMB

2014	3,416,000
2015	3,416,000
2016	3,416,000
2017	3,416,000
2018	3,402,833
17,066,833